Transactions with Affiliates Level 4 Reinsurance Disclosures (Details) - Hartford Life and Accident Insurance Company [Member] $ in Millions	5 Months Ended
May 31, 2018 USD ($)
Group Insurance Policies [Member]
Effects of Reinsurance [Line Items]
Ceded Premiums Written	$ 9
Accident and Health Insurance Product Line [Member]
Effects of Reinsurance [Line Items]
Ceded Premiums Written	$ 25